Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Cash generated from operations	₩ 4,212,222	₩ 4,318,884	₩ 5,202,520
Interest paid	(304,428)	(252,405)	(372,525)
Interest received	242,951	93,769	104,679
Dividends received	14,074	10,843	10,824
Income tax paid	(154,355)	(293,342)	(174,748)
Net cash inflow from operating activities	4,010,464	3,877,749	4,770,750
Cash flows from investing activities
Collection of loans	64,023	55,190	47,887
Loans granted	(60,229)	(59,800)	(57,400)
Disposal of financial assets at fair value through profit or loss	397,224
Disposal of financial assets at amortized cost	255,290
Disposal of financial assets at fair value through other comprehensive income	2,474
Disposal of assets held-for-sale	9,842
Disposal of available-for-sale financial assets		146,429	35,791
Acquisition of available-for-sale financial assets		(89,027)	(44,302)
Disposal of investments in associates and joint ventures	7,832	59,818	11,074
Acquisition of investments in associates and joint ventures	(34,420)	(41,780)	(38,675)
Disposal of current and non-current financial instruments		645,686	293,283
Acquisition of current and non-current financial instruments		(1,231,917)	(597,345)
Disposal of property and equipment, and investment properties	90,992	68,229	93,401
Acquisition of property and equipment, and investment properties	(2,260,879)	(2,442,223)	(2,764,346)
Acquisition of financial assets at fair value through profit or loss	(158,787)
Acquisition of financial assets at amortized cost	(248,789)
Acquisition of financial assets at fair value through other comprehensive income	(16,239)
Disposal of intangible assets	20,037	22,680	17,891
Acquisition of intangible assets	(746,213)	(613,556)	(455,763)
Decrease in cash due to business combination, etc.	(26,288)	(2,974)	(26,454)
Net cash outflow from investing activities	(2,704,130)	(3,483,245)	(3,484,958)
Cash flows from financing activities
Proceeds from borrowings and debentures	1,473,016	616,257	1,122,898
Repayments of borrowings and debentures	(1,612,731)	(1,780,174)	(1,768,768)
Settlement of derivative assets and liabilities, net	(3,461)	71,370	(33,199)
Cash inflow from consolidated capital transactions		27,261	800
Cash outflow from consolidated capital transactions	(5,506)	(300)	(5,140)
Cash inflow from other financing activities	13,939	16,962
Dividends paid to shareholders	(298,632)	(243,140)	(184,099)
Acquisition of treasury stock	(24,415)
Decrease in finance leases liabilities	(73,885)	(71,735)	(75,763)
Net cash outflow from financing activities	(531,675)	(1,363,499)	(943,271)
Effect of exchange rate change on cash and equivalents	581	(3,134)	(1,674)
Net increase (decrease) in cash and cash equivalents	775,240	(972,129)	340,847
Cash and cash equivalents at beginning of year	1,928,182	2,900,311	2,559,464
Cash and cash equivalents at end of year	₩ 2,703,422	₩ 1,928,182	₩ 2,900,311